COMMITMENTS AND CONTINGENCIES (Details - Lease maturity) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2025	$ 10,236	$ 13,578
2026	11,619	12,140
2027	9,782	10,539
2028	5,850	6,495
2029	1,525	1,597
Thereafter	215	0
Total lease payments	39,227	44,349
Less: Imputed interest	(7,940)	(10,736)
Present value of lease liabilities	$ 31,287	$ 33,613	$ 21,068